DERIVATIVE LIABILITY (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Derivative liability	$ 983,630		$ 513,959	$ 304,490
Gain (loss) on derivative liability	77,616	$ 49,533	1,029,530	(61,029)
Gain (loss) on derivative liability	(77,616)	(49,533)	(1,029,530)	61,029
Beginning Balance, December 31, 2020	513,959	$ 304,490	304,490
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases	652,803		1,343,518	270,501
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	(77,616)		(1,029,530)	61,029
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net	(105,516)		(104,519)	(27,040)
Ending Balance, December 31, 2021	$ 983,630		$ 513,959	$ 304,490
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Expected Volatility
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected Life (Years)	4 months 24 days		7 months 6 days	1 year 7 months 6 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected Life (Years)	10 months 24 days		9 months 18 days	2 years
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Expected Volatility	0.07		0.07	0.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Expected Volatility	1.63		0.39	0.17
Measurement Input, Option Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Expected Volatility	179		145	318
Measurement Input, Option Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Expected Volatility	226		485	485